Post- Employment Benefits - Summary of Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.10%	0.20%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2015 G